Reversal of Impairment of Mineral Stream Interests - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / lb	Dec. 31, 2020 USD ($)
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment reversal		$ 156,717	$ 0
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Recoverable amount	$ 227,000
Impairment charge	$ 166,000
Discount rate		8.00%
Projected market price of Cobalt | $ / lb		23.97
Impairment reversal		$ 156,717	$ 0